Reserves (Tables)	12 Months Ended
Jan. 31, 2020
Disclosure of reserves within equity [abstract]
Disclosure of Detailed Information About Reserves Within Equity
	31 January 2020 NZ$000’s	31 January 2019 NZ$000’s
Foreign currency translation reserve
Opening balance	(2,013)	(2,006)
Transfers in	2,131	(7)
Balance at the end of the year	118	(2,013)